Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 19	$ 21	$ 19
Translation adjustment	(1)
Additions/ (Deductions)	1	(2)	2
Balance at end of period	19	19	21
Deferred Tax Assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	782	416	576
Translation adjustment	(9)	5	(19)
Charged to costs and expenses	(14)	360	(140)
Additions/ (Deductions)	(60)	1	(1)
Balance at end of period	$ 699	$ 782	$ 416